INVESTMENTS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) security	Dec. 31, 2024 USD ($) security	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt Securities, Available-for-Sale [Line Items]
Reclassification of specific investments from fixed maturity securities, available for sale at fair value to fixed maturity securities, held to maturity at amortized cost net of credit allowances				$ 722
Unrealized loss from transfer	$ 27
Aggregate market value of investments in unrealized loss position	11,953	$ 18,332
Gross unrealized losses on investments in unrealized loss position	619	1,157
Fixed maturity securities, duration of unrealized loss, less than 12 months, gross unrealized depreciation	70	324
Fixed maturity securities, duration of unrealized loss, greater than 12 months, gross unrealized depreciation	549	833
Additional contractual commitments	2,500
Other invested assets	$ 1,900	$ 1,700
Number of securities held as primary beneficiary | security	0	0
Debt securities, held-to-maturity, sale	$ 11
Gross losses from sales	(1)	$ 0	$ 0
Securities, carrying value	1,400
Variable Interest Entity, Not Primary Beneficiary
Debt Securities, Available-for-Sale [Line Items]
Commitments to fund investments	1,400
Partnership Interest
Debt Securities, Available-for-Sale [Line Items]
Maximum exposure to loss	$ 3,900	$ 3,600
Investments, Debt Securities Benchmark | Issuer Concentration Risk | Issuer One
Debt Securities, Available-for-Sale [Line Items]
Percentage threshold of unrealized losses not exceeded by any one single issuer (in percent)	1.70%	1.60%
Investments, Debt Securities Benchmark | Issuer Concentration Risk | Issuer Two
Debt Securities, Available-for-Sale [Line Items]
Percentage threshold of unrealized losses not exceeded by any one single issuer (in percent)	0.20%	0.90%
Fixed maturities
Debt Securities, Available-for-Sale [Line Items]
Fixed maturity securities, duration of unrealized loss, less than 12 months, gross unrealized depreciation		$ 324
Fixed maturity securities, duration of unrealized loss, greater than 12 months, gross unrealized depreciation	$ 549	833
Investment Grade
Debt Securities, Available-for-Sale [Line Items]
Fixed maturity securities, duration of unrealized loss, less than 12 months, gross unrealized depreciation	66	319
Fixed maturity securities, duration of unrealized loss, greater than 12 months, gross unrealized depreciation	$ 540	$ 810